Acquisitions and disposals (Details Textual) - ARS ($) $ / shares in Units, $ in Millions											1 Months Ended																										12 Months Ended
	Feb. 04, 2020	Dec. 10, 2019	Sep. 02, 2019	Aug. 08, 2019	Jul. 11, 2019	May 02, 2019	Aug. 14, 2018	Jun. 16, 2018	Jun. 13, 2018	May 03, 2018	Jun. 30, 2020	Jun. 29, 2020	May 31, 2020	May 29, 2020	May 18, 2020	Apr. 30, 2020	Feb. 29, 2020	Jan. 27, 2020	Jan. 26, 2020	Oct. 30, 2019	Oct. 29, 2019	Aug. 31, 2019	Jul. 31, 2019	Jul. 02, 2019	Jun. 30, 2019	Feb. 28, 2019	Dec. 31, 2018	Nov. 30, 2018	Nov. 27, 2018	Nov. 21, 2018	Oct. 31, 2018	Oct. 29, 2018	Jun. 29, 2018	Jun. 27, 2018	Dec. 24, 2017	Jun. 20, 2017	Jun. 30, 2020	Sep. 03, 2020	Jul. 06, 2020	Jun. 28, 2020	Jun. 09, 2020	Mar. 30, 2020	Mar. 23, 2020	Jan. 29, 2020	Jan. 20, 2020	Jul. 19, 2019	Feb. 14, 2019	May 22, 2018
Acquisitions and disposals (Textual)
Common shares											2,197,023																										2,197,023
Dividends in kind by PBC, description		PBC distributed its entire holding in Mehadrin as a dividend in kind and, as a result, DIC holds, directly, a 31.4% interest in Mehadrin. As a consequence of such transaction, Mehadrin became an associate.																																			In January and February 2020, DIC purchased approximately 8.8% of Mehadrin’s capital stock, for a total cost of NIS 39 (approximately Ps. 712); therefore, the interest in Mehadrin has increased from 31.4% to approximately 40.2%. Such acquisitions resulted in DIC obtaining control over Mehadrin, by the end of February, as it has the majority votes while the remaining equity interests are distributed among several shareholders. rom April to June 2020, DIC purchased an additional 3.5% interest in Mehadrin for NIS 14 (approximately Ps. 277), increasing its interest to 43.7%.
Other Sales Agreements [Member]
Acquisitions and disposals (Textual)
Capital stock percentage																																								7.10%
Share capital percentage						4.99%
Cash price per share value						$ 47.7
Other sales agreements, description						Additionally on the same day, IDBD also entered into an agreement with a third unrelated buyer (the “Additional Buyer”), according to which the Additional Buyer will receive an option from IDBD, valid for a period of 50 days, to acquire approximately 4.99% of Clal shares (and not less than 3%), at a price of NIS 47.7 per share (approximately Ps. 602 per share). Subject to the exercise of the option by the Additional Buyer, the price will be paid 10% in cash and the rest through a loan that will be provided to the Additional Buyer by IDBD and / or by a related entity and / or by a banking corporation and / or financial institution, under the agreed conditions.
Shares were sold																																								4,791,618
Average price per share																																								$ 30
Description of swap transactions	Dolphin furnished to the financial entities through which IDB carried out the swap transactions of Clal shares in August and November 2018, guarantees of approximately NIS 11 million, which shall be part of the committed deposits that IDB undertook as part of the terms of such transactions. Furthermore, on February 18, it deposited further guarantees in the amount of NIS 9 million. Following the last sale described above, the guarantees were returned.
Other Sales Agreements [Member] | Non - adjusting events after reporting period [Member]
Acquisitions and disposals (Textual)
Capital stock percentage																																						3.50%	7.10%
Shares were sold																																						2,376,527	4,791,618
Average price per share																																						$ 32,475	$ 30
Additional capital amount																																						$ 772
Partial Sale of Equity Interests in Gav-Yam [Member]
Acquisitions and disposals (Textual)
Partial sale of equity interests, description			PBC sold an additional 5.14%, approximately, of Gav-Yam shares and, as a result, PBC´s interest in Gav-Yam decreased from 40% to 34.9%. As a consequence of such sales, PBC forfeited its right to nominate the majority members of the Board of Directors and to appoint or remove key management members. Accordingly, PBC has lost its control over Gav-Yam and has de-consolidated such investment since such date.										PBC agreed to sell approximately 4.96% of Gav-Yam´s capital stock to an unrelated third party. Therefore, its interest in Gav-Yam decreased from 34.9% to 29.9% after the consummation of the sales transaction and it was thus able to overcome the questioning from the Ministry of Justice of Israel.											PBC sold approximately 11.7% of Gav-Yam´s capital stock by private agreements. Following this transaction, PBC´s interest in Gav-Yam decreased from 51.7% to 40%. The consideration received for such sale was NIS 46 (approximately $ 6,949, restated as of the date of these financial statements).
Changes in Equity Interest in Shufersal and Loss of Control [Member]
Acquisitions and disposals (Textual)
Description of changes in equity interest								DIC announced the sale of a percentage of its stake in Shufersal to institutional investors which was completed on June 21, 2018. The percentage sold amounted to 16.56% and the net amount of the consideration was approximately NIS 848 (equivalent to Ps. 13,845), consequently DIC lost control of Shufersal, so the Group deconsolidated the subsidiary at that date.																					DIC sold 7.5% of the total shares of Shufersal to institutional investors for a consideration of NIS 416 million (approximately Ps. 7,266). After this transaction, the group holding went down to 26.02% approximately. The profit for this sale was NIS 27 (approximately Ps. 430). See Note 34 regarding the sale of the entire equity interest.						DIC sold Shufersal shares, decreasing its stake from 53.30% to 50.12%. The consideration with respect to the sale of the shares amounted to NIS 169.5 (equivalent to Ps. 2,148). Both transactions were accounted for as an equity transaction generating an increase in equity attributable to the controlling company for Ps. 727 and Ps. 976, respectively.
Interest Increase in Cellcom [Member]
Acquisitions and disposals (Textual)
Interest increase in Cellcom, description																																		Cellcom increased its capital stock in consideration for a gross amount of NIS 280 (approximately Ps. 4,918). DIC participated in such increase and disbursed NIS 145.9 (approximately Ps. 2,561) for 6,314,200 shares.			Furthermore, in December 2018, DIC exercised 1.5 million options (Series 1) held by it in Cellcom, for an amount of NIS 31 million (approximately Ps. 527). In December 2019 and February 2020, DIC purchased Cellcom shares for NIS 19 million (approximately Ps. 357). As a consequence of the exercise of the options and the acquisition, DIC interest in Cellcom increased by 0.9%. These transactions were accounted for as equity transactions generating a decrease in the net equity attributable to the controlling company by Ps. 226, restated as of the date of these financial statements. Additionally, on December 5, 2019, Cellcom increased its capital stock with the participation of DIC that purchased almost 50% of the shares issued. The consideration paid amounted to NIS 307 (approximately Ps. 6,011 as of such date). Cellcom issued an aggregate number of 30,600,000 common shares, 7,038,000 Series 3 Options and 6,426,000 Series 4 Options at a price of NIS 1.021 per unit (each unit will represent 100 common shares, 23 Series 3 Options and 21 Series 4 Options). Following the participation of DIC in such issue, the interest percentage was 46.2% of the issued capital stock and approximately 48.5% of the Company´s voting rights (directly and by means of agreements executed with other shareholders of the Company).
Sale of IDBT Subsidiary [Member]
Acquisitions and disposals (Textual)
IDBT subsidiary, description							IDBT´s Board of Directors approved an agreement to sell 50% of a subsidiary of IDBT, entrusted with tourism operations for Israir, for a total price of NIS 26 (approximately Ps. 506), which transaction was consummated on December 31, 2018. Such transaction does not affect the intention to sell IDBT in its entirety. The Group evaluated maintaining the criteria to classify the investment as a discontinued operation pursuant to IFRS 5.
Agreement to Sell Plot of Land in USA [Member]
Acquisitions and disposals (Textual)
Consideration amount																							$ 18
Sale of Real Estate [Member]
Acquisitions and disposals (Textual)
Sale of real estate, description																															Subsidiary of Ispro signed an agreement for the sale of all of its rights in real estate area of approximately 29 dunams (equivalent to 1 hectare), in which there are 12,700 square meters in the northern industrial zone in Yavneh for NIS 86 million, (equivalent to Ps.6,439). Such agreement has already been executed.
Interest Increase in PBC [Member]
Acquisitions and disposals (Textual)
Interest increase in PBC, description																											In December 2018 and February 2019, DIC acquired an additional 4.40% of PBC in the market for NIS 81 million (equivalent to Ps.1,435). The present transactions were accounted for as equity transactions, generating an increase in net equity attributable to the controlling company for Ps. 101, restated as of the date of these financial statements.
Cellcom- Golan Telecom Agreement [Member]
Acquisitions and disposals (Textual)
Cellcom- Golan Telecom Agreement, description																	Cellcom, the shareholders of Golan Telecom and Golan Telecom executed a binding memorandum of understanding for the acquisition of Golan Telecom entire capital stock, for a total amount of NIS 590, payable in 2 installments (NIS 413 at the closing date of the transaction and NIS 177 within a term of 3 years following such closing date). Cellcom shall issue and deposit the Company´s shares for 8.2 million, with a trustee into a trust account (“Shares held in Trust”), as collateral.
Agreement For the Sale of Ispro [Member]
Acquisitions and disposals (Textual)
Consideration amount																			$ 885
Agreement for the sale of Ispro, description																PBC executed an agreement with another buyer for NIS 800 involving all ISPRO shares and the rights over the loans granted by PBC to ISPRO. As a consequence of the agreement for the sale of ISPRO´s shares, the Group has reclassified net assets totaling Ps. 15,473 as “Group of Assets available for Sale”. Income to be recognized at the time of the consummation of the transaction shall be NIS 47 (equivalent of Ps. 842 as of the current fiscal year-end).
Deposit amount																			15
Additional amount																			$ 40
Installment amount																																											$ 40
Repurchase of Own Shares by DIC [Member]
Acquisitions and disposals (Textual)
Repurchase of own shares by DIC, description																																					In December 2018, DIC’s Board of Directors approved a plan to buy back DIC shares, for a period of one year, until December 2020 amounting up to NIS 120 million (approximately Ps.2,498). Acquisition of securities shall be carried out in accordance with market opportunities, dates, prices and quantities, as determined by the management of DIC, in such a way that in any event, the public holdings shall be, at any time, at least 10.1% of the total issued share capital of DIC. Since December 2018 as of the fiscal year-end date, DIC acquired 12.2 million shares for a total amount of NIS 119 million (approximately Ps. 2,040). Additionally, in December 2018, minority shareholders of DIC exercised DIC Series 6 options for an amount of NIS 9 million (approximately Ps.174). As a result of the operations described above, the participation of Dolphin IL in DIC increased approximately by 5.4%. The present transactions were accounted for as equity transactions generating a decrease in the equity attributable to the controlling company for Ps. 133, restated as of the date of these financial statements.
Interest Increase in Elron [Member]
Acquisitions and disposals (Textual)
Interest increase in Elron, description																											DIC acquired an additional 9.2% of Elron in the market for NIS 31 million (equivalent to Ps. 557). Additionally, in June 2020, Elron issued shares to the market and third parties unrelated to the Group acquired an interest in the Company in consideration for NIS 26. These transactions were accounted for as an equity transaction generating a decrease in the equity attributable to the controlling company for Ps. 64.	DIC acquired an additional 9.2% of Elron in the market for NIS 31 million (equivalent to Ps. 557). Additionally, in June 2020, Elron issued shares to the market and third parties unrelated to the Group acquired an interest in the Company in consideration for NIS 26. These transactions were accounted for as an equity transaction generating a decrease in the equity attributable to the controlling company for Ps. 64.
Interest Increase in DIC [Member]
Acquisitions and disposals (Textual)
Interest increase in DIC, description																																					On July 5, 2018, Tyrus acquired 2,062,000 of DIC’s shares in the market for a total amount of NIS 20 million (equivalent to Ps. 490), which represent 1.35% of the Company’s outstanding shares at such date. As a result of this transaction, the Group’s equity interest has increased from 76.57% to 77.92%. This transaction was accounted for as an equity transaction generating an increase in the net equity attributable to the controlling company by Ps. 46, restated as of the date of these financial statements.
Treasury shares, percentage																																					83.77%
Early Payment of Ispro Bonds [Member]
Acquisitions and disposals (Textual)
Early payment of Ispro bonds, description																						The Audit Committee and the Board of Directors of Ispro approved the full advance payment of (Tranche B) corporate bonds, traded on the TASE. The aggregate amount was NIS 131 (approximately Ps. 2,465 restated as of the date of these financial statements). The prepayment of these corporate bonds caused Ispro to become a reporting company for TASE and not a listed company.
Series E Common Shares [Member]
Acquisitions and disposals (Textual)
Common shares											325,752																										325,752
Operations Center in Israel [Member]
Acquisitions and disposals (Textual)
Sales and swap transactions, description																																					On May 1, 2017, August 30, 2017, January 1, 2018, May 3, 2018, August 30, 2018, and January 2, 2019, continuing with the instructions given by the Israel Capital Market, Insurance and Savings Commission, IDBD sold 5% of its stake in Clal on each occasion and 4.5% on the last one respectively, with a subsequent swap transaction with a 2- year expiration term for each transaction. The consideration for the transactions amounted to approximately NIS 944.5, which is partially restricted according to these agreements until the swap expires. These transactions did not meet the de-recognition criteria so the Group maintains the asset as “Financial assets available for sale” and accounted for the loans as a financial liability. On December 16, 2019, Clal made a public capital increase for 12,066,000 shares at a price of NIS 53.87 per share. IDBD did not take part in such transaction. Additionally, on that date, IDBD sold 200,000 Clal shares at a price of NIS 53.95 per share, representing 0.3% of the new capital stock. On December 18, 2019, IDBD sold 617,017 Clal shares at an average price of NIS 53.77 per share, representing 0.9% of the issued capital stock. Furthermore, a swap transaction carried out by IDBD involving 2,771,309 shares expired in December 2019. The closing price was NIS 52.25 per share. A swap transaction involving 751,000 shares expired within the January-March 2020 period. The closing price was NIS 45.09 per share.
Urban Properties And Investments Business [Member] | Operations Center in Argentina [Member]
Acquisitions and disposals (Textual)
Distribution of a dividend in kind, description																				General Ordinary Shareholders´ Meeting approved the distribution of a dividend in kind for an equivalent of Ps. 480 (representing Ps. 0.83 per share and equivalent of Ps. 589 at current currency as of June 30, 2020) payable in IRSA CP shares. For distribution, the quoted price of the IRSA CP share was taken as of October 29, 2019, which was Ps. 205 per share. The number of shares distributed amounts to 2,341,463. This transaction was accounted for in equity as a decrease in the net equity attributable to the parent company for an amount of Ps.504, restated as of the date of these financial statements. The stake of the Group in IRSA CP as at year-end is 80.65%.												General Ordinary and Extraordinary Shareholder’s meeting was held, whereby the distribution of a dividend in kind for an equivalent of Ps. 1,827 payable in shares of IRSA CP S.A. was resolved (representing Ps 2.44 per share and equivalent of Ps. 2,610 at current currency as of June 30, 2020). For the distribution, the value of IRSA CP share was taken as of October 26, 2018, which was Ps. 220 per share. The number of shares distributed amounted to 6,418,182. This transaction was accounted for as an equity transaction generating a decrease in the net equity attributable to the parent for Ps. 1,534, restated as of the date of these financial statements.
Bottom Of Range [Member]
Acquisitions and disposals (Textual)
Common stock par value																																																$ 1
Condor Merger Agreement [Member]
Acquisitions and disposals (Textual)
Cash equivalent																																														$ 111
Common stock par value																																														$ 0.01
Cash equivalent price per share																																														$ 10.00
Brasil Agro [Member]
Acquisitions and disposals (Textual)
Agricultural business, description					The Group through its subsidiary BrasilAgro has entered into a purchase-sale agreement for an area of 1,134 hectares (893 are production hectares) of Jatobá Farmland, a rural property located in the municipality of Jaborandi – BA. The total amount of sale was 302 soybean bags per arable hectare equivalent or BRL 23 million (equivalent ARS 394 million). The buyer, on September 2, 2019 made the initial payment of 38,000 soybean bags per arable hectare equivalent BRL 3 million (equivalent ARS 45 million). The remaining balance will be paid in six annual installments. Handover of possession and gains as result of this transaction has recognized on September 30, 2019, approximately, BRL 17 million (equivalent ARS 272 million).				The Group, through its subsidiary BrasilAgro, entered into a sales agreement for a total area of 9,784 hectares (7,485 are production hectares) of the Jatobá Establishment, a rural property located in the Municipality of Jaborandi . On July 31, 2018, the buyer made the payment of the first installment of 300,000 bags of soybeans, equivalent to an amount of R$ 21 (equivalent to Ps. 223) according to the conditions set in the agreement, obtaining the transfer of the possession and thus recognizing the disposal of the farmland , for the value of 285 bags per useful hectare, equivalent R$ 123 (equivalent to $ 1,309).. The remaining balance will be paid in six annual installments. The group did not recognize the result of this operation since almost all of the hectares sold corresponded to the Investment Property, and therefore were valued at fair value.		The Group through its subsidiary BrasilAgro has entered into a purchase-sale agreement for an area of 1,875 hectares (1,500 are production hectares) of Jatobá farm. The total amount of BRL 45 million (equivalent ARS 567 million), of which BRL 5 million (equivalent ARS 63 million) were already collected. The remaining balance will be paid in six annual installments. The Company has recognized gains of BRL 32.8 million (equivalent ARS 413 million) as result of this transaction.			The Group through its subsidiary BrasilAgro has entered into a purchase-sale agreement for an area of 105 hectares of Alto Taquari farm. The total amount of the sale was 115,478 soybean bags per arable hectare equivalent BRL 11 million (equivalent ARS 139 million). The buyer made the initial payment of BRL 1,8 million (equivalent ARS 22 million). The remaining balance will be paid in five annual installments. The Company has recognized gains of BRL 8 million (equivalent ARS 100 million) as result of this transaction.	The Group through its subsidiary BrasilAgro purchased a farm in Baixa Grande do Ribeiro, Piauí of 4,500 hectares (of which 2,900 can be developed for crop production). The amount of the acquisition was set at BRL 25 million (equivalent ARS 316 million), with an initial payment of BRL 8 million (equivalent ARS 101 million). The balance will be cancelled in three annual installments.						The Group through its subsidiary BrasilAgro has entered into a purchase-sale agreement for an area of 85 hectares (65 are production hectares) of Alto Taquari farm, a rural property located in the municipality of Alto Taquari, for a total amount of BRL 5.5 (equivalent ARS 94 million). The same date, the buyer made the initial payment of 14,300 soybean bags per arable hectare equivalent BRL 1 million (equivalent ARS 18 million). The remaining balance will be paid in four annual installments. The Company has recognized gains of BRL 4 million (equivalent ARS 68 million) as result of this transaction.				The Group through its subsidiary BrasilAgro has entered into a purchase-sale agreement for an area of 3,124 hectares of Jatobá Farm. The total amount of the sale was 285 soybean bags per arable hectare or R$ 47 (equivalent to Ps. 776). The buyer already made an initial payment of R$ 5 (equivalent to Ps. 83) and on July 31, 2019 had pay R$ 5 (equivalent to Ps. 83) more; and the remaining balance, equivalent to 563,844 soybeans bags, will be paid in six equal annual installments. This sale was accounted on June 30, 2019, the gain of this transaction amount R$ 36.5 (equivalent to Ps. 573).					The Group through its subsidiary BrasilAgro has entered into a purchase-sale agreement for an area of 103 hectares of Alto Taquari farm. The total amount of the sale was 1,100 soybean bags per arable hectare equivalent to R$ 7 (equivalent to Ps. 114). The buyer made the initial payment of 22,656 soybeans bags equivalent to equivalent to R$ 1.5 (equivalent to Ps. 17); and the remaining balance will be paid in eight biannual installments. The Company has recognized gains of R$ 5 (equivalent to Ps. 91) as result of this transaction.
Brasil Agro [Member] | Merger of BrasilAgro-Agrifirma [Member]
Acquisitions and disposals (Textual)
Market value of shares																																										19,100			3,400,000
Market value of share percentage																																										0.03%			6.30%
Capital amount																																										$ 6			$ 156
Cash equivalent																																													$ 962
Brasil Agro [Member] | Merger of BrasilAgro-Agrifirma [Member] | Top Range [Member]
Acquisitions and disposals (Textual)
Issued capital percentage																																										43.17%
Brasil Agro [Member] | Merger of BrasilAgro-Agrifirma [Member] | Bottom Range [Member]
Acquisitions and disposals (Textual)
Issued capital percentage																																										33.55%
Brasil Agro [Member] | Merger of BrasilAgro-Agrifirma [Member] | Bottom Of Range [Member]
Acquisitions and disposals (Textual)
Acquisition, description												Cresud made a contribution in kind to the 100% its controlled subsidiary Helmir S.A. It corresponds to 18,576,400 ADRs of BrasilAgro Comphania de Propriedades Agrícolas, in which the Company currently participates as a shareholder. The total value was USD 69.7 million (equivalent to ARS 4,892 million). At the end of the fiscal year, the Cresud percentage, the percentage of direct ownership is 2.25% and the percentage of indirect ownership through Helmir is 31.30%. In this way, Cresud will continue to control BrasilAgro indirectly through its control of Helmir S.A.
La Suiza [Member]
Acquisitions and disposals (Textual)
Agricultural business, description																																	Cresud signed a deed with a non-related third party for the sale of a fraction of 10,000 hectares of livestock activity of “La Suiza”. The total amount of the transaction was set at US$ 10, of which US$ 3 have been already paid. The remaining balance of US$ 7, guaranteed by a mortgage on the property, will be collected in 10 installments of the same amount ending on June 2023, which will accrue an annual interest of 4.5% on the remaining balances. The gain of the transaction amounts approximately to Ps. 380.
La Esmeralda [Member]
Acquisitions and disposals (Textual)
Agricultural business, description																																				We executed a purchase-sale agreement for all of “La Esmeralda” establishment consisting of 9,352 hectares devoted to agricultural and cattle raising activities in the 9 de Julio district, Province of Santa Fe, Argentina. On June 25, 2018, the Company has made effective with the sign of the deed and delivery of the property, the sale of “La Esmeralda” farm. The amount of the transaction was set at US$ 19, of which US$ 7 have been already paid. The balance, guaranteed with a mortgage on the property, will be collected in 4 installments of the same amount ending in April 2022, which will accrue an annual interest of 4% on the remaining balances. The gain from the sale amounts approximately to Ps. 686.
Araucária [Member]
Acquisitions and disposals (Textual)
Agricultural business, description										The Company through its subsidiary Brasilagro, has entered into a purchase-sale agreement for the partial sale 956 hectares (660 arable hectares) of Araucaria Farm, located in Mineiros, Brazil, for an amount of 1,208 soybean bags per arable hectare or Rs. 66.2 (equal to Ps. 639.2) (Rs./ha. 93,356). The company has recognized gains of Ps. 590 as result of this transaction.
Agrifirma [Member] | Merger of BrasilAgro-Agrifirma [Member]
Acquisitions and disposals (Textual)
Merger agreement, description																		Merger Agreement signed on November 22, 2019, Agrifirma Holding was merged by BrasilAgro and extinguished for all legal purposes, becoming BrasilAgro the controlling shareholder of Agrifirma Agropecuária owning 100% of the total voting share capital. The capital of BrasilAgro increased by BRL 115,586,580 from BRL 584,224,000 to BRL 699,810,577, through the issuance of 5,215,385 new common, registered, book-entry shares with no par value, which were subscribed and paid-up by the shareholders of Agrifirma Holding, in such manner that the share capital of BrasilAgro increased to 62,104,201 shares.
Common shares																																												654,487
Exchange rate																																												$ 3,150
IRSA CP Floors [Member]
Acquisitions and disposals (Textual)
Transaction price																																									$ 1,165
IRSA CP Floors [Member] | USD [Member]
Acquisitions and disposals (Textual)
Transaction price																																									$ 169
TGLT [Member]
Acquisitions and disposals (Textual)
Voting rights, percentage				100.00%
Recapitalization agreement, description				We entered into certain arrangements with TGLT S.A. (“TGLT”) providing for collaboration in TGLT’s financial restructuring and recapitalization. We participated in the recapitalization agreement whereby TGLT committed: (i) to make a public offer to subscribe Class A preferred shares at a subscription price of USD 1.00 per TGLT share; (ii) to make a public offering of new Class B preferred shares which may be subscribed by (a) the exchange for ordinary shares of TGLT, at an exchange ratio of one Class B preferred share for every 6.94 ordinary shares of the Company and / or (b) the exchange for convertible notes, at an exchange ratio of a Class B preferred share for each USD 1.00 of convertible notes (including accumulated and unpaid interests under the existing convertible notes); and (iii) to grant an option to subscribe new Class C preferred shares in a public offer for cash to be carried out if: (a) the public offer of Class A and Class B preferred shares are consummated and (b) a minimum number of option holders have exercised that option at a subscription price per Class C preferred share of USD 1.00 (or its equivalent in pesos).
Ownership amount				$ 24
BHSA [Member]
Acquisitions and disposals (Textual)
Capital stock percentage																																															100.00%
HASAU [Member]
Acquisitions and disposals (Textual)
Purchase of equity interest, description																										The Group reported the acquisition, from an unrelated third party, of the twenty percent (20%) of HASAU for an amount of US$ 1.2. As a result of this acquisition, IRSA holds 100% of HASAU’s share capital. This transaction was accounted for as an equity transaction generating a decrease in the net equity attributable to the controlling shareholders by Ps. 3 restated at the date of these financial statements.